Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Accumulated depreciation and amortization on property, plant and equipment	$ 9,994	$ 9,574